Related and Interested Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of balances with related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

Related companies receivables	-	-	87
Trade and other payables	261	117	52

Disclosure of expense amounts with respect to related parties

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	USD thousands	USD thousands	USD thousands
General and administrative expenses
Salaries, wages and related expenses	588	316	89
Legal and professional services	301	281	58
Share-based payments	777	488	-

Research & Development expenses
Salaries, wages and related	338	121	-
Share-based payments	66	64	15